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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oaktop Capital Management II, L.P.
                 ----------------------------------
   Address:      One Main Street, Suite 202
                 ----------------------------------
                 Chatham, New Jersey 07928
                 ----------------------------------

Form 13F File Number:
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert F. Moriarty
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   973-701-2170
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert F. Moriarty      Chatham, New Jersey   January 13, 2013
   -----------------------------   -------------------   -----------------
            [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: 308,151
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Name of                     Title of Class  CUSIP        Market Value  Amount and  Investment  Other     Voting
Issuer                                                   (x $1,000)    Type of     Discretion  Managers  Authority
                                                                       Security
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Altera Corp                 COM             021441 10 0  19,496        566,900     SOLE                  566,900
                                                                       SH
Anika Therapeutics Inc      COM             035255 10 8  124           12,500      SOLE                  12,500
                                                                       SH
Bankrate  Inc               COM             06647F 10 2  2,366         190,000     SOLE                  190,000
                                                                       SH
Celgene Corp                COM             151020 10 4  117,939       1,502,977   SOLE                  1,502,977
                                                                       SH
Ceva Inc                    COM             157210 10 5  5,919         375,836     SOLE                  375,836
                                                                       SH
Cisco Sys Inc               COM             17275R 10 2  806           41,039      SOLE                  41,039
                                                                       SH
Devon Energy Corp New       COM             25179M 10 3  4,163         80,000      SOLE                  80,000
                                                                       SH

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
Name of                     Title of Class  CUSIP        Market Value  Amount and  Investment  Other     Voting
Issuer                                                   (x $1,000)    Type of     Discretion  Managers  Authority
                                                                       Security
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
E M C Corp Mass             COM             268648 10 2  17,668        698,350     SOLE                  698,350
                                                                       SH
Enernoc Inc                 COM             292764 10 7  1,586         135,000     SOLE                  135,000
                                                                       SH
Intel Corp                  COM             458140 10 0  681           33,010      SOLE                  33,010
                                                                       SH
KLA-Tencor Corp             COM             482480 10 0  17,229        360,750     SOLE                  360,750
                                                                       SH
Lam Research Corp           COM             512807 10 8  10,640        294,504     SOLE                  294,504
                                                                       SH
Maxim Integrated            COM             57772K 10 1  19,915        677,375     SOLE                  677,375
 Prods Inc                                                              SH
Micros Sys Inc              COM             594901 10 0  39,361        927,445     SOLE                  927,445
                                                                       SH
Newstar Finl Inc            COM             65251F 10 5  31,623        2,257,204   SOLE                  2,257,204
                                                                       SH
Overstock Com Inc Del       COM             690370 10 1  3,307         231,092     SOLE                  142,547
                                                                       SH

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
Name of                     Title of Class  CUSIP        Market Value  Amount and  Investment  Other     Voting
Issuer                                                   (x $1,000)    Type of     Discretion  Managers  Authority
                                                                       Security
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Petmed Express Inc          COM             716382 10 6  687           61,900      SOLE                  61,900
                                                                       SH
Progress Software Corp      COM             743312 10 0  14,641        697,526     SOLE                  697,526
                                                                       SH